Fixed Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Computer and Software	$ 16,700	$ 16,700	$ 4,300
Less: accumulated depreciation	(8,400)	(4,600)	(2,000)
Fixed assets, net	$ 8,298	$ 12,080	$ 2,315
Computer and software [Member]
Useful lives	3 years	3 years